Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025, and our financial performance for each such fiscal year:

(a)	(b)	(bb)	(c)	(cc)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO (Daniel Hansen) ($)	Summary Compensation Table Total for PEO (Jonathan Stanner) ($)	Compensation Actually Paid to PEO (Daniel Hansen) ($)(1)(2)	Compensation Actually Paid to PEO (Jonathan Stanner) ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return ($)	Value of Initial Fixed $100 Investment Based on: Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) ($) (in thousands)	Company Selected Measure (Same Store Hotel EBITDA) (in thousands)(4)
2025	N/A	5,461,700	N/A	1,446,346	1,643,778	1,004,876	62.84	115.35	(11,677)	241,641
2024	N/A	5,393,317	N/A	6,749,702	1,591,272	1,776,374	83.24	121.59	38,891	252,456
2023	N/A	5,652,211	N/A	2,346,004	1,641,500	1,064,556	77.88	124.07	(28,116)	246,743
2022	N/A	5,425,056	N/A	2,237,567	1,218,111	497,241	80.88	100.12	1,217	179,563
2021	3,577,809	4,932,109	2,957,229	3,659,557	2,011,423	1,309,123	108.32	118.22	(68,584)	106,027

Company Selected Measure Name	Company Selected Measure (Same Store Hotel EBITDA)(in thousands)(4)
Adjustment To PEO Compensation, Footnote

Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(3,747,700)	$(882,033)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,982,067	466,488
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(2,925,393)	(374,030)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	474,380	105,459
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	201,292	45,214
TOTAL ADJUSTMENTS	$(4,015,354)	$(638,902)

Non-PEO NEO Average Total Compensation Amount	$ 1,643,778	$ 1,591,272	$ 1,641,500	$ 1,218,111	$ 2,011,423
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,004,876	1,776,374	1,064,556	497,241	1,309,123
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 62.84	83.24	77.88	80.88	108.32
Peer Group Total Shareholder Return Amount	115.35	121.59	124.07	100.12	118.22
Net Income (Loss)	$ (11,677,000)	$ 38,891,000	$ (28,116,000)	$ 1,217,000	$ (68,584,000)
Company Selected Measure Amount	241,641,000	252,456,000	246,743,000	179,563,000	106,027,000
Measure:: 1
Pay vs Performance Disclosure
Name	Same Store Hotel EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	AFFO Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	RevPAR Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Relative and Absolute TSR
Jonathan Stanner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,461,700	$ 5,393,317	$ 5,652,211	$ 5,425,056	$ 4,932,109
PEO Actually Paid Compensation Amount	$ 1,446,346	$ 6,749,702	$ 2,346,004	$ 2,237,567	3,659,557
PEO Name	Jonathan Stanner
Daniel Hansen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					3,577,809
PEO Actually Paid Compensation Amount					$ 2,957,229
PEO | Jonathan Stanner [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,015,354)
PEO | Jonathan Stanner [Member] | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,747,700)
PEO | Jonathan Stanner [Member] | Increase Based On Asc718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,982,067
PEO | Jonathan Stanner [Member] | Inc Ded For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End Detrmd Based On Change In Asc718 Fair Value From Prior Fy End To Applicable Fy End Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,925,393)
PEO | Jonathan Stanner [Member] | Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C718 Fair Value From Prior F Y End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	474,380
PEO | Jonathan Stanner [Member] | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	201,292
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(638,902)
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(882,033)
Non-PEO NEO | Increase Based On Asc718 Fair Value Of Awards Granted During Applicable Fy That Remain Unvested As Of Applicable Fy End Determined As Of Applicable Fy End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	466,488
Non-PEO NEO | Inc Ded For Awards Granted During Prior Fy That Were Outstanding And Unvested As Of Applicable Fy End Detrmd Based On Change In Asc718 Fair Value From Prior Fy End To Applicable Fy End Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(374,030)
Non-PEO NEO | Increase Deduction For Awards Granted During Prior F Y That Vested During Applicable F Y Determined Based On Change In A S C718 Fair Value From Prior F Y End To Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,459
Non-PEO NEO | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,214